Net Loss per Share - Summary Of Anti-Dilutive Shares (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Shares excluded from the computation of diluted loss per share	541,122,250	161,054,137
Warrants [Member] | Common Stock [Member]
Class of Stock [Line Items]
Shares excluded from the computation of diluted loss per share			1,020,187	1,020,187
Warrants [Member] | Class A common stock [Member]
Class of Stock [Line Items]
Shares excluded from the computation of diluted loss per share	51,824,925	1,013,708
Stock Options [Member]
Class of Stock [Line Items]
Shares excluded from the computation of diluted loss per share	29,199,113	33,975,444	33,354,871	35,276,812
Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Shares excluded from the computation of diluted loss per share	254,254,142	125,586,745	124,932,207	70,119,944
RSA [Member]
Class of Stock [Line Items]
Shares excluded from the computation of diluted loss per share	241,754	478,240	419,049	675,887
New Ginkgo Earn-out shares [Member]
Class of Stock [Line Items]
Shares excluded from the computation of diluted loss per share	205,602,316	0